Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 - Reconciliation of Net Assets (Details) - EBP 039 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 241,363,244	$ 226,891,855	$ 231,752,872
Change in deemed distributed loans	(266,554)	(219,086)
EBP, Reconciliation to Form 5500, Note Receivable, Deemed Distribution	902,508	631,392
Net assets available for benefits per the Form 5500	$ 240,194,182	$ 226,041,377